Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of other taxes payable
	December 31, 2019	December 31, 2020

VAT payable	$1,839	$5,377
Income tax payable	(30)	1,930
Business tax payable	60	561
Others	21	26
	$1,890	$7,894